COVER LETTER

                               Leonard E. Neilson
                                 Attorney at Law
                            8160 South Highland Drive
                                    Suite 104
                                Sandy, Utah 84093
Phone:  (801) 733-0800                                      Fax:  (801) 733-0808

                                 March 26, 2007



Securities and Exchange Commission
Office of Document Control
450 Fifth Street N.W.
Washington, D.C. 20549

VIA:  EDGARLink

   Re:  Trans Energy, Inc.
        File No.  0-23530
        Form 10-KSB/A (for the period ended December 31, 2006) - Amendment No. 2

To Whom It May Concern:

     Please find herewith transmitted by EDGARLink, amendment no. 2 to the Form 10-KSB/A filed on behalf of Trans Energy, Inc. for the period ended December 31, 2006.

     Please direct all correspondences concerning this filing and Trans Energy, Inc. to this office.

                             Yours truly,

                             /s/ Leonard E. Neilson
                             ----------------------
                             Leonard E. Neilson

:ae
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